Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2019 segment revenue_line metric
Segment Reporting [Abstract]
Number of reportable segments | segment	1
Number of revenue lines | revenue_line	5
Number of performance metrics measured | metric	4